Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense relating to other intangible assets	$ 1,136	$ 1,607	$ 3,567	$ 4,977	$ 6,532	$ 8,428	$ 10,326